Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 227,000	$ 254,000
Non-current	4,390,459	4,387,674
Current	345,041	648,519
Total Project debt	$ 4,735,500	5,036,193
Kaxu [Member]
Project debt [Abstract]
Current		$ 314,000